SUBSEQUENT EVENTS (Details) (Subsequent event) In Thousands, unless otherwise specified	0 Months Ended
	Apr. 08, 2013 3.625% unsecured notes due 2018 USD ($)	Apr. 24, 2013 Canadian retail committed asset-backed facility USD ($)	Apr. 24, 2013 Canadian retail committed asset-backed facility CAD
SUBSEQUENT EVENTS
Debt issued	$ 600,000	$ 407,579	411,975
Interest rate (as a percent)	3.625%